Ultra Series Fund | March 31, 2021

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 98.8%
Alternative Funds - 2.1%
Invesco Optimum Yield Diversified Commodity Strategy		189,175	$3,260,431

Bond Funds - 65.4%
Baird Aggregate Bond Fund Institutional Shares		973,543	11,020,508
iShares 20+ Year Treasury Bond ETF (A)		91,527	12,397,332
iShares 7-10 Year Treasury Bond ETF		13,978	1,578,536
iShares MBS ETF		178,782	19,383,544
Madison Core Bond Fund Class Y (B)		3,653,251	37,518,888
Vanguard Short-Term Corporate Bond ETF		246,589	20,343,593
			102,242,401
Foreign Stock Funds - 12.0%
iShares MSCI China ETF		23,299	1,903,528
iShares MSCI Emerging Markets Asia ETF (A)		18,237	1,654,643
iShares MSCI United Kingdom ETF		50,850	1,592,113
JPMorgan BetaBuilders Japan ETF		87,884	2,502,936
SPDR S&P Emerging Asia Pacific ETF		22,582	2,966,372
Vanguard FTSE All World ex-U.S. Small-Cap ETF		13,165	1,689,991
Vanguard FTSE All-World ex-U.S. ETF		108,001	6,553,501
			18,863,084
Stock Funds - 19.3%
Madison Dividend Income Fund Class Y (B)		226,365	7,155,395
Madison Investors Fund Class Y (B)		364,658	9,451,926
Schwab U.S. Dividend Equity ETF (A)		59,072	4,307,530
VanEck Vectors Gold Miners ETF		94,596	3,074,370
Vanguard Information Technology ETF		8,753	3,137,863
Vanguard S&P Mid-Cap 400 Growth ETF		15,618	3,036,413
			30,163,497
Total Investment Companies ( Cost $145,528,419 )			154,529,413
SHORT-TERM INVESTMENTS - 3.1%
State Street Institutional U.S. Government Money Market Fund, 0.04%, Premier Class (C)		1,789,598	1,789,598
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (C) (D)		3,034,703	3,034,703
Total Short-Term Investments ( Cost $4,824,301 )			4,824,301
TOTAL INVESTMENTS - 101.9% ( Cost $150,352,720 )			159,353,714
NET OTHER ASSETS AND LIABILITIES - (1.9%)			(2,995,977)
TOTAL NET ASSETS - 100.0%			$156,357,737

(A)	All or a portion of these securities, with an aggregate fair value of $16,986,476, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 97.3%
Alternative Funds - 3.4%
Invesco Optimum Yield Diversified Commodity Strategy		350,819	$6,046,366

Bond Funds - 39.1%
Baird Aggregate Bond Fund Institutional Shares		387,051	4,381,413
iShares 20+ Year Treasury Bond ETF (A)		69,612	9,428,945
iShares 7-10 Year Treasury Bond ETF		15,694	1,772,323
iShares MBS ETF		122,721	13,305,411
Madison Core Bond Fund Class Y (B)		2,489,436	25,566,506
Vanguard Short-Term Corporate Bond ETF		173,570	14,319,525
			68,774,123
Foreign Stock Funds - 21.4%
iShares MSCI China ETF (A)		62,780	5,129,126
iShares MSCI United Kingdom ETF		107,024	3,350,921
JPMorgan BetaBuilders Japan ETF		166,090	4,730,243
SPDR S&P Emerging Asia Pacific ETF		66,933	8,792,319
Vanguard FTSE All World ex-U.S. Small-Cap ETF		40,158	5,155,082
Vanguard FTSE All-World ex-U.S. ETF		172,761	10,483,138
			37,640,829
Stock Funds - 33.4%
iShares Core S&P Small-Cap ETF		9,034	980,460
Madison Dividend Income Fund Class Y (B)		501,031	15,837,579
Madison Investors Fund Class Y (B)		825,594	21,399,390
Madison Mid Cap Fund Class Y (B)		141,886	1,881,404
Schwab U.S. Dividend Equity ETF (A)		24,042	1,753,143
VanEck Vectors Gold Miners ETF		185,551	6,030,407
Vanguard Information Technology ETF		15,730	5,639,048
Vanguard S&P Mid-Cap 400 Growth ETF		26,201	5,093,933
			58,615,364
Total Investment Companies ( Cost $146,734,849 )			171,076,682
SHORT-TERM INVESTMENTS - 7.4%
State Street Institutional U.S. Government Money Market Fund, 0.04%, Premier Class (C)		4,628,638	4,628,638
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (C) (D)		8,308,368	8,308,368
Total Short-Term Investments ( Cost $12,937,006 )			12,937,006
TOTAL INVESTMENTS - 104.7% ( Cost $159,671,855 )			184,013,688
NET OTHER ASSETS AND LIABILITIES - (4.7%)			(8,238,612)
TOTAL NET ASSETS - 100.0%			$175,775,076

(A)	All or a portion of these securities, with an aggregate fair value of $12,582,228, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 96.4%
Alternative Funds - 4.5%
Invesco Optimum Yield Diversified Commodity Strategy		144,236	$2,485,907

Bond Funds - 18.2%
Baird Aggregate Bond Fund Institutional Shares		11,092	125,562
iShares 20+ Year Treasury Bond ETF (A)		14,748	1,997,616
iShares MBS ETF		17,442	1,891,062
Madison Core Bond Fund Class Y (B)		325,680	3,344,730
Vanguard Short-Term Corporate Bond ETF		32,252	2,660,790
			10,019,760
Foreign Stock Funds - 31.8%
iShares MSCI China ETF (A)		31,588	2,580,740
iShares MSCI United Kingdom ETF		53,714	1,681,785
JPMorgan BetaBuilders Japan ETF		76,773	2,186,495
SPDR S&P Emerging Asia Pacific ETF (A)		32,365	4,251,466
Vanguard FTSE All World ex-U.S. Small-Cap ETF (A)		22,772	2,923,242
Vanguard FTSE All-World ex-U.S. ETF		64,051	3,886,615
			17,510,343
Stock Funds - 41.9%
iShares Core S&P Small-Cap ETF		5,654	613,629
Madison Dividend Income Fund Class Y (B)		198,960	6,289,119
Madison Investors Fund Class Y (B)		294,351	7,629,587
Madison Mid Cap Fund Class Y (B)		54,830	727,047
Schwab U.S. Dividend Equity ETF (A)		11,291	823,340
VanEck Vectors Gold Miners ETF		79,928	2,597,660
Vanguard Information Technology ETF		7,056	2,529,505
Vanguard S&P Mid-Cap 400 Growth ETF		9,538	1,854,354
			23,064,241
Total Investment Companies ( Cost $43,129,691 )			53,080,251
SHORT-TERM INVESTMENTS - 10.6%
State Street Institutional U.S. Government Money Market Fund, 0.04%, Premier Class (C)		1,952,724	1,952,724
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (C) (D)		3,902,452	3,902,452
Total Short-Term Investments ( Cost $5,855,176 )			5,855,176
TOTAL INVESTMENTS - 107.0% ( Cost $48,984,867 )			58,935,427
NET OTHER ASSETS AND LIABILITIES - (7.0%)			(3,871,016)
TOTAL NET ASSETS - 100.0%			$55,064,411

(A)	All or a portion of these securities, with an aggregate fair value of $6,760,477, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
ASSET BACKED SECURITIES - 3.9%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 0.426%, 5/15/23	$275,000	$275,061
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	300,000	300,623
Chase Auto Credit Linked Notes, Series 2020-2, Class B (A), 0.84%, 2/25/28	239,537	239,783
Chase Auto Credit Linked Notes, Series 2021-1, Class B (A), 0.875%, 9/25/28	250,000	249,938
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	103,577
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	46,953	47,064
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	40,768	40,998
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	55,263	55,967
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	150,000	152,869
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	225,000	236,052
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	350,000	353,968
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	357,364	362,607
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	198,652	199,663
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	250,000	250,222
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	500,000	532,491
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	342,957	346,327
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	250,000	256,824
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	200,000	204,934
Total Asset Backed Securities ( Cost $4,165,510 )		4,208,968
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (C), 2.879%, 7/25/49	249,766	255,673
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,031,268	100,412
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	226,454	244,894
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	328,412	360,639
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	288,730	336,001
Fannie Mae REMICS, Series 2020-44, Class TI, CMO, IO, 5.5%, 12/25/35	2,571,732	471,158
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	248,222	252,960
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	1,197,587	69,198
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	351,932	7,651
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (D), 4%, 11/25/49	96,154	98,766
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (D), 3.5%, 2/25/50	204,664	208,702
JPMorgan Mortgage Trust, Series 2021-1, Class A3, CMO (A) (B) (D), 2.5%, 6/25/51	489,818	495,405
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (D), 3%, 2/25/50	321,342	329,840
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (D), 3%, 11/25/45	165,457	171,794
PSMC Trust, Series 2019-2, Class A1 (A) (B) (D), 3.5%, 10/25/49	71,158	71,944
PSMC Trust, Series 2020-2, Class A2, CMO (A) (B) (D), 3%, 5/25/50	303,616	307,160
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (D), 3%, 6/25/43	450,591	454,946
Towd Point HE Trust, Series 2021-HE1, Class A1, CMO (A) (B) (D), 0.918%, 2/25/63	478,319	478,106
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (D), 4%, 4/25/49	53,681	54,522
Total Collateralized Mortgage Obligations ( Cost $4,961,077 )		4,769,771
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (D), 3.136%, 11/25/27	250,000	263,840
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (D), 0.574%, 1/25/22	20,502,864	45,900
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	291,119	312,298
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (D), 0.311%, 9/25/26	11,782,103	177,532
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	711,689
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (D), 3.562%, 11/25/47	500,000	517,842
Total Commercial Mortgage-Backed Securities ( Cost $1,933,161 )		2,029,101

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Core Bond Fund Portfolio of Investments (unaudited)

CORPORATE NOTES AND BONDS - 43.1%
Communication Services - 4.9%
Alibaba Group Holding Ltd. (E), 2.125%, 2/9/31	500,000	476,235
AT&T Inc., 2.25%, 2/1/32	500,000	475,166
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	417,173
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.85%, 4/1/61	200,000	180,499
Comcast Corp., 4.7%, 10/15/48	250,000	308,025
Discovery Communications LLC, 5%, 9/20/37	500,000	585,490
DISH DBS Corp., 6.75%, 6/1/21	150,000	151,031
eBay Inc., 1.9%, 3/11/25	325,000	333,310
Expedia Group Inc., 3.25%, 2/15/30	350,000	352,506
Lumen Technologies Inc. (A), 4.5%, 1/15/29	125,000	121,913
Verizon Communications Inc., 4.329%, 9/21/28	347,000	397,126
Verizon Communications Inc., 3.875%, 2/8/29	300,000	333,537
Verizon Communications Inc., 4.4%, 11/1/34	300,000	342,617
Verizon Communications Inc., 3.7%, 3/22/61	300,000	294,849
Vodafone Group PLC (E), 5%, 5/30/38	250,000	300,770
Walt Disney Co./The, 3.8%, 3/22/30	300,000	333,382
		5,403,629
Consumer Discretionary - 3.4%
7-Eleven Inc. (A), 1.8%, 2/10/31	300,000	279,936
American Airlines Inc./AAdvantage Loyalty IP Ltd. (A) (E), 5.5%, 4/20/26	200,000	208,500
Lowe's Cos. Inc., 3%, 10/15/50	500,000	464,192
McDonald's Corp., MTN, 2.125%, 3/1/30	250,000	243,916
McDonald's Corp., MTN, 4.875%, 12/9/45	400,000	482,942
McDonald's Corp., MTN, 4.2%, 4/1/50	150,000	169,849
QVC Inc., 4.75%, 2/15/27	225,000	232,875
Southwest Airlines Co., 5.25%, 5/4/25	350,000	398,096
Southwest Airlines Co., 5.125%, 6/15/27	500,000	574,542
Tractor Supply Co., 1.75%, 11/1/30	200,000	184,370
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	500,000	537,830
		3,777,048
Consumer Staples - 2.6%
Estee Lauder Cos. Inc./The, 2.6%, 4/15/30	200,000	205,929
General Mills Inc., 2.875%, 4/15/30	200,000	206,329
Hershey Co./The, 0.9%, 6/1/25	250,000	247,700
Hormel Foods Corp., 1.8%, 6/11/30	200,000	191,963
Keurig Dr Pepper Inc., 3.8%, 5/1/50	300,000	317,874
Kimberly-Clark Corp., 3.1%, 3/26/30	225,000	241,665
Mars Inc. (A), 3.875%, 4/1/39	350,000	389,994
Mars Inc. (A), 2.375%, 7/16/40	350,000	320,137
STERIS Irish FinCo UnLtd Co. (E), 3.75%, 3/15/51	350,000	349,703
Sysco Corp., 5.95%, 4/1/30	300,000	375,048
		2,846,342
Energy - 4.8%
Energy Transfer Operating L.P., 5.25%, 4/15/29	300,000	341,289
EnLink Midstream Partners L.P., 5.45%, 6/1/47	550,000	443,641
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	547,735
Helmerich & Payne Inc., 4.65%, 3/15/25	200,000	218,672
Kinder Morgan Inc., 5.55%, 6/1/45	550,000	652,656
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	309,893
MPLX L.P., 4.8%, 2/15/29	250,000	286,286
MPLX L.P., 2.65%, 8/15/30	200,000	195,847
Occidental Petroleum Corp., 3.5%, 8/15/29	450,000	421,875

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Core Bond Fund Portfolio of Investments (unaudited)

Occidental Petroleum Corp., 4.4%, 8/15/49	200,000	166,000
ONEOK Inc., 5.85%, 1/15/26	100,000	117,019
Phillips 66, 2.15%, 12/15/30	500,000	472,649
Pioneer Natural Resources Co., 2.15%, 1/15/31	200,000	187,639
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	250,000	280,366
Valero Energy Partners L.P., 4.5%, 3/15/28	500,000	554,452
		5,196,019
Financials - 15.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 4.5%, 9/15/23	150,000	161,334
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 1.75%, 1/30/26	300,000	291,250
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 4.625%, 10/15/27	200,000	219,281
Affiliated Managers Group Inc., 4.25%, 2/15/24	500,000	548,048
Aflac Inc., 4.75%, 1/15/49	400,000	494,339
Air Lease Corp., 3.75%, 2/1/22	250,000	255,174
American Express Co., 2.5%, 8/1/22	150,000	154,031
American International Group Inc., 4.75%, 4/1/48	200,000	237,519
Avolon Holdings Funding Ltd. (A) (E), 2.125%, 2/21/26	300,000	286,832
Belrose Funding Trust (A), 2.33%, 8/15/30	200,000	192,483
Capital One Financial Corp., 3.3%, 10/30/24	400,000	431,078
Cboe Global Markets Inc., 3.65%, 1/12/27	365,000	401,369
Charles Schwab Corp./The, Series H, (10 year CMT + 3.079%) (B), 4%, 12/1/30	550,000	539,907
Citigroup Inc., (3M USD LIBOR + 1.192%) (B), 4.075%, 4/23/29	450,000	500,349
Credit Suisse Group AG, (5 year CMT + 3.554%) (A) (B) (E), 4.5%, 9/3/30	125,000	116,562
Discover Bank, 3.45%, 7/27/26	75,000	81,126
Empower Finance L.P. (A), 3.075%, 9/17/51	125,000	116,271
Fifth Third Bancorp, 2.55%, 5/5/27	175,000	181,960
Goldman Sachs BDC Inc., 2.875%, 1/15/26	200,000	202,061
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	400,000	429,101
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	500,000	541,702
Healthpeak Properties Inc., 3.25%, 7/15/26	250,000	269,957
Host Hotels & Resorts L.P., Series I, 3.5%, 9/15/30	200,000	200,108
Huntington Bancshares Inc., Series G, (7 year CMT + 4.045%) (B), 4.45%, 10/15/27	125,000	130,150
Huntington Bancshares Inc., 2.55%, 2/4/30	250,000	250,459
Huntington National Bank/The, 3.55%, 10/6/23	250,000	268,667
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	204,925
Intercontinental Exchange Inc., 3.75%, 9/21/28	200,000	219,778
Iron Mountain Inc. (A), 4.5%, 2/15/31	100,000	98,860
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (B), 4%, 4/1/25	400,000	396,100
JPMorgan Chase & Co., (SOFR + 0.695%) (B), 1.04%, 2/4/27	400,000	389,930
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	246,755
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	166,000	179,224
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	400,000	463,515
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	150,000	151,092
M&T Bank Corp., 3.55%, 7/26/23	250,000	267,605
Markel Corp., (5 year CMT + 5.662%) (B), 6%, 6/1/25	250,000	271,875
MetLife Inc., Series G, (5 year CMT + 3.576%) (B), 3.85%, 9/15/25	350,000	361,375
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	200,000	209,761
Morgan Stanley, (SOFR + 1.990%) (B), 2.188%, 4/28/26	175,000	180,748
Morgan Stanley, MTN, (SOFR + 1.020%) (B), 1.928%, 4/28/32	500,000	469,297
Nasdaq Inc., 1.65%, 1/15/31	250,000	228,742
Omega Healthcare Investors Inc., 3.375%, 2/1/31	225,000	223,005
PNC Bank NA, 2.7%, 10/22/29	125,000	127,194
Prudential Financial Inc., (5 year CMT + 3.035%) (B), 3.7%, 10/1/50	250,000	252,800
Regions Financial Corp., 2.25%, 5/18/25	500,000	518,632

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Core Bond Fund Portfolio of Investments (unaudited)

Royal Bank of Canada, MTN (E), 1.15%, 6/10/25	500,000	498,676
Standard Chartered PLC, (5 year CMT + 3.805%) (A) (B) (E) (F), 4.75%, 1/14/31	500,000	498,250
State Street Corp., (SOFR + 1.490%) (B), 3.031%, 11/1/34	125,000	128,854
STORE Capital Corp., 4.5%, 3/15/28	200,000	220,018
Synchrony Financial, 3.75%, 8/15/21	100,000	100,653
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	290,963
Truist Bank, 2.25%, 3/11/30	325,000	316,909
Truist Financial Corp., MTN, (SOFR + 0.609%) (B), 1.267%, 3/2/27	300,000	296,840
UBS Group AG, (5 year CMT + 3.313%) (A) (B) (E), 4.375%, 2/10/31	200,000	197,300
USAA Capital Corp. (A), 2.125%, 5/1/30	175,000	171,626
Wells Fargo & Co., (5 year CMT + 3.453%) (B), 3.9%, 3/15/26	250,000	252,475
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	250,000	256,118
Western Union Co./The, 2.85%, 1/10/25	125,000	130,987
		16,322,000
Health Care - 3.6%
AbbVie Inc., 5%, 12/15/21	250,000	254,973
Anthem Inc., 2.375%, 1/15/25	300,000	313,447
Becton, Dickinson and Co., 2.894%, 6/6/22	426,000	437,031
Cigna Corp., 4.375%, 10/15/28	50,000	56,937
Cigna Corp., 4.9%, 12/15/48	200,000	244,281
CVS Health Corp., 5.125%, 7/20/45	750,000	915,836
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	245,930
Royalty Pharma PLC (A) (E), 2.2%, 9/2/30	250,000	238,394
Royalty Pharma PLC (A) (E), 3.55%, 9/2/50	250,000	237,498
Viatris Inc. (A), 2.7%, 6/22/30	400,000	395,388
Zoetis Inc., 3%, 9/12/27	300,000	320,863
Zoetis Inc., 3%, 5/15/50	250,000	237,293
		3,897,871
Industrials - 3.6%
Boeing Co./The, 3.625%, 2/1/31	200,000	209,090
Boeing Co./The, 5.805%, 5/1/50	350,000	441,353
Carlisle Cos. Inc., 3.5%, 12/1/24	200,000	216,792
Carrier Global Corp., 3.577%, 4/5/50	150,000	146,842
DAE Funding LLC (A), 5.25%, 11/15/21	200,000	203,500
FedEx Corp., 3.8%, 5/15/25	300,000	329,614
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	301,951
Quanta Services Inc., 2.9%, 10/1/30	250,000	253,514
Textron Inc., 2.45%, 3/15/31	250,000	241,914
TransDigm Inc. (A), 6.25%, 3/15/26	200,000	211,980
Vulcan Materials Co. (F), 3.5%, 6/1/30	500,000	535,758
WRKCo Inc., 3.9%, 6/1/28	450,000	496,161
Xylem Inc., 2.25%, 1/30/31	350,000	343,155
		3,931,624

Information Technology - 2.7%
Broadcom Inc., 4.15%, 11/15/30	250,000	270,126
Citrix Systems Inc., 4.5%, 12/1/27	105,000	119,492
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	250,000	379,490
Intuit Inc., 1.65%, 7/15/30	250,000	236,934
Lam Research Corp., 1.9%, 6/15/30	350,000	338,957
Marvell Technology Group Ltd. (E), 4.2%, 6/22/23	400,000	427,977
Micron Technology Inc., 2.497%, 4/24/23	250,000	259,035
NXP BV / NXP Funding LLC / NXP USA Inc. (A) (E), 3.15%, 5/1/27	200,000	212,418
Oracle Corp., 4%, 7/15/46	250,000	256,789

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Core Bond Fund Portfolio of Investments (unaudited)

Oracle Corp., 3.95%, 3/25/51	400,000	410,164
		2,911,382
Materials - 1.0%
DuPont de Nemours Inc., 4.725%, 11/15/28	300,000	348,823
EI du Pont de Nemours and Co., 1.7%, 7/15/25	150,000	152,439
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	392,897
Nutrition & Biosciences Inc. (A), 1.832%, 10/15/27	250,000	244,299
		1,138,458
Utilities - 1.5%
AES Corp./The (A), 1.375%, 1/15/26	450,000	438,394
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	200,000	185,777
Duke Energy Corp., 3.75%, 9/1/46	650,000	651,856
Eastern Energy Gas Holdings LLC, Series B, 3%, 11/15/29	150,000	155,519
Interstate Power and Light Co., 3.5%, 9/30/49	225,000	220,824
		1,652,370
Total Corporate Notes and Bonds ( Cost $44,970,558 )		47,076,743
LONG TERM MUNICIPAL BONDS - 2.4%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,261,362
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	502,700
Washington County Hillsboro School District #1J, General Obligation, 4.355%, 6/30/34	800,000	873,353
Total Long Term Municipal Bonds ( Cost $2,562,335 )		2,637,415
MORTGAGE BACKED SECURITIES - 20.1%
Fannie Mae - 12.5%
3%, 9/1/30 Pool # 890696	643,001	682,784
3%, 12/1/30 Pool # AL8924	269,724	285,026
7%, 11/1/31 Pool # 607515	17,657	20,127
3.5%, 12/1/31 Pool # MA0919	70,385	75,258
6.5%, 3/1/32 Pool # 631377	21,629	24,277
7%, 5/1/32 Pool # 644591	5,592	5,820
6.5%, 6/1/32 Pool # 545691	156,097	178,531
3.5%, 8/1/32 Pool # MA3098	92,658	99,508
5.5%, 11/1/33 Pool # 555880	205,505	239,446
7%, 7/1/34 Pool # 792636	33,185	34,619
4%, 2/1/35 Pool # MA2177	730,208	800,662
5%, 8/1/35 Pool # 829670	244,962	284,713
5%, 9/1/35 Pool # 820347	337,805	393,001
5%, 9/1/35 Pool # 835699	280,808	319,281
3.5%, 12/1/35 Pool # MA2473	446,553	480,117
5%, 12/1/35 Pool # 850561	84,689	98,532
4%, 6/1/36 Pool # AL8618	204,023	223,369
5.5%, 10/1/36 Pool # 901723	199,203	232,597
6.5%, 10/1/36 Pool # 894118	244,984	281,878
6%, 11/1/36 Pool # 902510	280,436	335,153
6%, 10/1/37 Pool # 947563	269,487	322,186
6.5%, 8/1/38 Pool # 987711	507,315	615,070
3%, 11/1/39 Pool # MA3831	120,663	125,753
4%, 1/1/41 Pool # AB2080	769,375	848,071
4.5%, 7/1/41 Pool # AB3274	303,351	340,216
5.5%, 7/1/41 Pool # AL6588	641,906	751,250
4%, 9/1/41 Pool # AJ1406	392,793	430,802
3.5%, 6/1/42 Pool # AO4136	800,766	865,414
4%, 6/1/42 Pool # MA1087	219,035	242,532

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 8/1/42 Pool # AP2133	353,964	382,538
3.5%, 9/1/42 Pool # AB6228	675,110	729,610
4%, 10/1/42 Pool # AP7363	511,149	565,819
3.5%, 3/1/43 Pool # AT0310	453,305	492,561
4%, 1/1/45 Pool # AS4257	106,063	116,857
4.5%, 2/1/45 Pool # MA2193	392,666	432,892
3.5%, 11/1/45 Pool # BA4907	279,534	299,870
3.5%, 12/1/45 Pool # AS6309	163,472	176,078
4.5%, 10/1/46 Pool # MA2783	53,063	58,618
4%, 12/1/46 Pool # BD2379	192,089	207,907
3%, 1/1/47 Pool # BE0108	304,959	322,290
4%, 7/1/48 Pool # MA3415	270,786	290,702
		13,711,735
Freddie Mac - 7.5%
4.5%, 2/1/25 Pool # J11722	61,900	65,756
4.5%, 5/1/25 Pool # J12247	113,933	120,622
8%, 6/1/30 Pool # C01005	7,234	8,587
7%, 3/1/31 Pool # C48129	38,356	38,906
2.5%, 2/1/32 Pool # ZS8641	174,583	181,698
5.5%, 11/1/34 Pool # A28282	344,405	392,158
2.5%, 6/1/35 Pool # RC1421	305,519	317,867
5.5%, 1/1/37 Pool # G04593	128,142	150,053
2%, 3/1/41 Pool # RB5105	498,085	504,351
4%, 10/1/41 Pool # Q04092	360,224	398,930
3%, 9/1/42 Pool # C04233	915,676	973,972
3%, 4/1/43 Pool # V80025	1,157,057	1,230,778
3%, 4/1/43 Pool # V80026	1,097,689	1,167,587
3.5%, 8/1/44 Pool # Q27927	328,278	354,731
3%, 7/1/45 Pool # G08653	443,671	467,527
3.5%, 8/1/45 Pool # Q35614	580,036	624,264
3%, 10/1/46 Pool # G60722	612,725	647,827
4%, 3/1/47 Pool # Q46801	281,709	304,675
3.5%, 12/1/47 Pool # Q52955	240,604	255,511
		8,205,800
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	29,446	33,916
6.5%, 4/20/31 Pool # 3068	20,611	24,105
		58,021
Total Mortgage Backed Securities ( Cost $20,741,162 )		21,975,556
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.3%
U.S. Treasury Bonds - 9.1%
6.625%, 2/15/27	$2,000,000	2,625,859
4.500%, 5/15/38	2,000,000	2,679,688
3.750%, 8/15/41	750,000	930,615
3.000%, 5/15/45	1,500,000	1,667,813
2.500%, 5/15/46	500,000	508,301
3.375%, 11/15/48	500,000	598,730
1.250%, 5/15/50	1,250,000	940,137
		9,951,143
U.S. Treasury Notes - 11.2%
0.125%, 10/15/24	509,705	551,178
2.125%, 3/31/24	1,000,000	1,052,422
2.250%, 11/15/25	1,500,000	1,596,621

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Core Bond Fund Portfolio of Investments (unaudited)

0.375%, 1/31/26		1,500,000	1,462,031
1.500%, 8/15/26		4,000,000	4,094,844
2.375%, 5/15/27		1,500,000	1,602,363
2.875%, 5/15/28		1,250,000	1,373,242
0.625%, 8/15/30		500,000	452,735
			12,185,436
Total U.S. Government and Agency Obligations ( Cost $20,654,955 )			22,136,579
		Shares
SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund, 0.04%, Premier Class (G)		2,760,981	2,760,981
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (G) (H)		1,012,463	1,012,463
Total Short-Term Investments ( Cost $3,773,444 )			3,773,444
TOTAL INVESTMENTS - 99.6% ( Cost $103,762,202 )			108,607,577
NET OTHER ASSETS AND LIABILITIES - 0.4%			471,557
TOTAL NET ASSETS - 100.0%			$109,079,134

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Floating rate or variable rate note. Rate shown is as of March 31, 2021.
(C)	Stepped rate security. Rate shown is as of March 31, 2021.
(D)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.5% of total net assets.
(F)	All or a portion of these securities, with an aggregate fair value of $988,683, are on loan as part of a securities lending program. See footnote (H) and Note 4 for details on the securities lending program.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
CORPORATE NOTES AND BONDS - 91.4%
Communication Services - 12.7%
Advantage Sales & Marketing Inc. (A), 6.5%, 11/15/28	$150,000	$156,000
Cars.com Inc. (A), 6.375%, 11/1/28	150,000	156,188
Diamond Sports Group LLC / Diamond Sports Finance Co. (A), 5.375%, 8/15/26	125,000	89,970
DISH DBS Corp., 6.75%, 6/1/21	300,000	302,062
Frontier Communications Corp. (A), 5%, 5/1/28	225,000	228,937
GrubHub Holdings Inc. (A), 5.5%, 7/1/27	200,000	208,000
Hughes Satellite Systems Corp., 5.25%, 8/1/26	225,000	247,610
Lamar Media Corp., 4.875%, 1/15/29	150,000	156,938
Lumen Technologies Inc., 6.45%, 6/15/21	205,000	206,486
Netflix Inc., 6.375%, 5/15/29	100,000	124,000
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	18,750	18,891
Telesat Canada / Telesat LLC (A) (B) (C), 6.5%, 10/15/27	125,000	125,215
ViaSat Inc. (A), 6.5%, 7/15/28	150,000	157,959
		2,178,256
Consumer Discretionary - 15.9%
American Airlines Inc./AAdvantage Loyalty IP Ltd. (A) (B), 5.5%, 4/20/26	300,000	312,750
Delta Air Lines Inc., 7.375%, 1/15/26	225,000	264,084
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	260,000
Ford Motor Co., 9%, 4/22/25	300,000	363,334
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	418,000
NCL Corp. Ltd. (A) (B), 12.25%, 5/15/24	125,000	151,313
Performance Food Group Inc. (A), 5.5%, 10/15/27	175,000	183,008
Picasso Finance Sub Inc. (A), 6.125%, 6/15/25	100,000	106,250
Royal Caribbean Cruises Ltd. (A) (B), 9.125%, 6/15/23	150,000	165,290
Scientific Games International Inc. (A), 5%, 10/15/25	275,000	284,817
Vail Resorts Inc. (A), 6.25%, 5/15/25	200,000	213,250
		2,722,096
Consumer Staples - 14.5%
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	253,750
B&G Foods Inc., 5.25%, 9/15/27	140,000	145,687
Brink's Co./The (A), 5.5%, 7/15/25	125,000	132,031
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	132,000
HCA Inc., 5.875%, 2/15/26	250,000	286,562
Lamb Weston Holdings Inc. (A), 4.875%, 5/15/28	125,000	134,276
Legacy LifePoint Health LLC (A), 6.75%, 4/15/25	150,000	159,375
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B) (D), 10%, 4/15/25	425,000	422,875
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	95,000	95,020
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	357,210
United Natural Foods Inc. (A) (C), 6.75%, 10/15/28	200,000	213,750
US Foods Inc. (A), 6.25%, 4/15/25	150,000	160,800
		2,493,336
Energy - 5.0%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	120,938
Buckeye Partners L.P. (A), 4.125%, 3/1/25	150,000	153,044
Callon Petroleum Co. (C), 6.25%, 4/15/23	375,000	333,750
Occidental Petroleum Corp., 2.7%, 2/15/23	97,000	96,779
Sunoco L.P. / Sunoco Finance Corp., 5.5%, 2/15/26	150,000	154,093
		858,604
Financials - 17.7%
Alliance Data Systems Corp. (A), 4.75%, 12/15/24	500,000	513,125

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

High Income Fund Portfolio of Investments (unaudited)

Credit Acceptance Corp. (A), 5.125%, 12/31/24	200,000	204,000
Diversified Healthcare Trust, 9.75%, 6/15/25	150,000	169,800
EnerSys (A), 4.375%, 12/15/27	125,000	127,813
Genworth Mortgage Holdings Inc. (A), 6.5%, 8/15/25	250,000	270,156
Home Point Capital Inc. (A), 5%, 2/1/26	260,000	257,400
Iron Mountain Inc. (A), 4.875%, 9/15/27	250,000	255,781
MGIC Investment Corp., 5.25%, 8/15/28	200,000	208,250
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	400,000	420,802
MPT Operating Partnership L.P. / MPT Finance Corp., 3.5%, 3/15/31	150,000	147,099
NFP Corp. (A), 6.875%, 8/15/28	125,000	129,825
Quicken Loans LLC / Quicken Loans Co-Issuer Inc. (A), 3.875%, 3/1/31	200,000	193,000
SBA Communications Corp., Series WI, 3.875%, 2/15/27	125,000	127,775
		3,024,826
Industrials - 17.2%
Berry Global Inc. (C), 5.125%, 7/15/23	105,000	106,181
DAE Funding LLC (A), 5.25%, 11/15/21	250,000	254,375
DAE Funding LLC (A), 5%, 8/1/24	250,000	257,500
Energizer Holdings Inc. (A), 4.75%, 6/15/28	150,000	154,688
Mueller Industries Inc., 6%, 3/1/27	250,000	255,200
Sealed Air Corp. (A), 5.125%, 12/1/24	300,000	324,750
Spirit AeroSystems Inc. (A), 5.5%, 1/15/25	250,000	264,375
Spirit AeroSystems Inc. (A), 7.5%, 4/15/25	250,000	268,750
Standard Industries Inc. (A), 4.375%, 7/15/30	150,000	151,350
Tennant Co., 5.625%, 5/1/25	275,000	283,250
TransDigm Inc. (A), 6.25%, 3/15/26	275,000	291,472
US Concrete Inc. (A), 5.125%, 3/1/29	100,000	103,000
Waste Pro USA Inc. (A), 5.5%, 2/15/26	225,000	230,344
		2,945,235
Information Technology - 5.2%
BY Crown Parent LLC / BY Bond Finance Inc. (A), 4.25%, 1/31/26	100,000	103,375
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	275,000	286,687
Pitney Bowes Inc. (A), 6.875%, 3/15/27	210,000	208,163
Playtika Holding Corp. (A), 4.25%, 3/15/29	80,000	78,816
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	206,620
		883,661

Materials - 1.9%
Arconic Corp. (A), 6.125%, 2/15/28	100,000	106,820
Kraton Polymers LLC / Kraton Polymers Capital Corp. (A), 4.25%, 12/15/25	225,000	225,844
		332,664
Utilities - 1.3%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	110,040
Calpine Corp. (A), 3.75%, 3/1/31	115,000	109,606
		219,646
Total Corporate Notes and Bonds ( Cost $15,211,761 )		15,658,324

FOREIGN CORPORATE BONDS - 1.1%
Consumer Discretionary - 1.1%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. (A) (B), 5.75%, 1/20/26	175,000	185,990
Total Foreign Corporate Bonds ( Cost $183,142 )		185,990

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

High Income Fund Portfolio of Investments (unaudited)

		Shares
EXCHANGE TRADED FUNDS - 3.0%
Bond Funds - 3.0%
iShares iBoxx High Yield Corporate Bond ETF (C)		5,900	514,362
Total Exchange Traded Funds ( Cost $508,729 )			514,362
SHORT-TERM INVESTMENTS - 7.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (E) (F)		1,285,457	1,285,457
Total Short-Term Investments ( Cost $1,285,457 )			1,285,457
TOTAL INVESTMENTS - 103.0% ( Cost $17,189,089 )			17,644,133
NET OTHER ASSETS AND LIABILITIES - (3.0%)			(510,138)
TOTAL NET ASSETS - 100.0%			$17,133,995

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 8.0% of total net assets.
(C)	All or a portion of these securities, with an aggregate fair value of $1,420,277, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.
(D)	In default. Issuer is bankrupt.
(E)	Represents investments of cash collateral received in connection with securities lending.
(F)	7-day yield.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 69.6%
Communication Services - 5.2%
Comcast Corp., Class A	117,000	$6,330,870
Verizon Communications Inc.	93,300	5,425,395
		11,756,265
Consumer Discretionary - 6.2%
Home Depot Inc./The	21,700	6,623,925
McDonald's Corp.	19,475	4,365,127
Starbucks Corp.	28,200	3,081,414
		14,070,466
Consumer Staples - 6.9%
Archer-Daniels-Midland Co.	41,000	2,337,000
Coca-Cola Co./The	47,700	2,514,267
Colgate-Palmolive Co.	20,750	1,635,722
Hershey Co./The	10,800	1,708,128
PepsiCo Inc.	29,400	4,158,630
Procter & Gamble Co./The	24,500	3,318,035
		15,671,782
Energy - 0.9%
Baker Hughes Co.	96,500	2,085,365

Financials - 13.3%
Aflac Inc.	61,000	3,121,980
BlackRock Inc.	7,975	6,012,831
CME Group Inc.	16,225	3,313,632
JPMorgan Chase & Co.	31,500	4,795,245
Northern Trust Corp.	47,100	4,950,681
Travelers Cos. Inc./The	35,600	5,354,240
US Bancorp	47,000	2,599,570
		30,148,179
Health Care - 10.1%
AmerisourceBergen Corp.	14,950	1,765,146
Amgen Inc.	10,800	2,687,148
Bristol-Myers Squibb Co.	72,500	4,576,925
Johnson & Johnson	36,000	5,916,600
Medtronic PLC	21,500	2,539,795
Merck & Co. Inc.	40,500	3,122,145
Pfizer Inc.	61,100	2,213,653
		22,821,412
Industrials - 10.6%
3M Co.	20,000	3,853,600
Caterpillar Inc.	20,800	4,822,896
Emerson Electric Co.	58,294	5,259,285
Fastenal Co.	66,500	3,343,620
Honeywell International Inc.	8,100	1,758,267
Lockheed Martin Corp.	5,000	1,847,500
Union Pacific Corp.	13,500	2,975,535
		23,860,703
Information Technology - 9.9%
Analog Devices Inc.	21,000	3,256,680
Automatic Data Processing Inc.	10,300	1,941,241
Cisco Systems Inc.	109,500	5,662,245
Paychex Inc.	31,200	3,058,224

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

TE Connectivity Ltd.	24,700	3,189,017
Texas Instruments Inc.	27,600	5,216,124
		22,323,531
Materials - 4.1%
Linde PLC	9,625	2,696,348
Nucor Corp.	83,000	6,662,410
		9,358,758
Real Estate - 0.9%
American Tower Corp.	8,500	2,032,010

Utilities - 1.5%
Dominion Energy Inc.	43,000	3,266,280
Total Common Stocks ( Cost $98,252,168 )		157,394,751
	Par Value
ASSET BACKED SECURITIES - 1.1%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 0.426%, 5/15/23	$150,000	150,033
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	101,364	102,698
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	100,000	100,208
Chase Auto Credit Linked Notes, Series 2021-1, Class B (A), 0.875%, 9/25/28	250,000	249,938
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	103,577
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	29,346	29,415
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	103,279	103,861
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	55,263	55,967
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	136,386
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	300,000	303,401
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	357,364	362,607
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	132,435	133,109
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	250,000	250,222
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	199,632	201,593
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	150,000	154,094
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	92,458	93,235
Total Asset Backed Securities ( Cost $2,500,698 )		2,530,344
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	211,357	228,568
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	315,933	346,935
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	263,466	306,601
Fannie Mae REMICS, Series 2020-44, Class TI, CMO, IO, 5.5%, 12/25/35	1,308,425	239,712
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	148,933	151,776
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	472,138
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	130,241	132,810
JPMorgan Mortgage Trust, Series 2021-1, Class A3, CMO (A) (B) (C), 2.5%, 6/25/51	440,836	445,864
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	96,403	98,952
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	165,457	171,794
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	42,695	43,167
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	252,771	255,214
Towd Point HE Trust, Series 2021-HE1, Class A1, CMO (A) (B) (C), 0.918%, 2/25/63	239,160	239,053
Total Collateralized Mortgage Obligations ( Cost $3,081,186 )		3,132,584
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	194,079	208,199
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	300,000	328,472
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.562%, 11/25/47	300,000	310,705

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

Total Commercial Mortgage-Backed Securities ( Cost $794,458 )		847,376
CORPORATE NOTES AND BONDS - 11.0%
Communication Services - 1.5%
AT&T Inc., 2.25%, 2/1/32	200,000	190,067
AT&T Inc., 4.75%, 5/15/46	500,000	571,459
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	300,000	312,879
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.85%, 4/1/61	100,000	90,250
Comcast Corp., 4.15%, 10/15/28	275,000	314,628
Discovery Communications LLC, 5%, 9/20/37	300,000	351,294
DISH DBS Corp., 6.75%, 6/1/21	150,000	151,031
eBay Inc., 1.9%, 3/11/25	50,000	51,278
Expedia Group Inc., 3.25%, 2/15/30	250,000	251,790
Thomson Reuters Corp. (D), 4.3%, 11/23/23	200,000	216,789
Verizon Communications Inc., 4.329%, 9/21/28	309,000	353,637
Verizon Communications Inc., 3.7%, 3/22/61	250,000	245,708
Walt Disney Co./The, 3.8%, 3/22/30	150,000	166,691
		3,267,501
Consumer Discretionary - 0.7%
7-Eleven Inc. (A), 1.8%, 2/10/31	125,000	116,640
Kimberly-Clark Corp., 3.1%, 3/26/30	125,000	134,259
Lowe's Cos. Inc., 3%, 10/15/50	300,000	278,515
McDonald's Corp., MTN, 2.125%, 3/1/30	100,000	97,566
Southwest Airlines Co., 5.25%, 5/4/25	75,000	85,306
Southwest Airlines Co., 5.125%, 6/15/27	300,000	344,726
Tractor Supply Co., 1.75%, 11/1/30	125,000	115,231
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	376,481
		1,548,724
Consumer Staples - 0.4%
Hershey Co./The, 0.9%, 6/1/25	75,000	74,310
Hormel Foods Corp., 1.8%, 6/11/30	75,000	71,986
Keurig Dr Pepper Inc., 3.8%, 5/1/50	100,000	105,958
Mars Inc. (A), 3.875%, 4/1/39	150,000	167,140
Mars Inc. (A), 2.375%, 7/16/40	250,000	228,669
Sysco Corp., 5.95%, 4/1/30	125,000	156,270
		804,333
Energy - 1.9%
Energy Transfer Operating L.P., 5.25%, 4/15/29	100,000	113,763
Enterprise Products Operating LLC, 3.75%, 2/15/25	250,000	273,867
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	549,962
Kinder Morgan Inc., 5.55%, 6/1/45	250,000	296,662
Marathon Petroleum Corp., 4.7%, 5/1/25	125,000	140,860
MPLX L.P., 4.8%, 2/15/29	150,000	171,772
MPLX L.P., 2.65%, 8/15/30	100,000	97,924
Occidental Petroleum Corp., 3.5%, 8/15/29	200,000	187,500
Phillips 66, 2.15%, 12/15/30	250,000	236,324
Phillips 66, 4.65%, 11/15/34	500,000	572,090
Pioneer Natural Resources Co., 2.15%, 1/15/31	125,000	117,274
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	100,000	112,147
Schlumberger Holdings Corp. (A), 4%, 12/21/25	26,000	28,751
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	390,000	424,270
Valero Energy Corp., 6.625%, 6/15/37	500,000	649,319
Valero Energy Partners L.P., 4.5%, 3/15/28	350,000	388,116
		4,360,601

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

Financials - 3.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 1/30/26	200,000	194,167
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 4.625%, 10/15/27	150,000	164,461
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	200,000	191,221
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	200,000	213,428
Bank of America Corp., Series N, (SOFR + 0.910%) (B), 1.658%, 3/11/27	200,000	200,196
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	96,242
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	100,000	107,572
Capital One Financial Corp., 3.3%, 10/30/24	400,000	431,078
Cboe Global Markets Inc., 3.65%, 1/12/27	300,000	329,893
Charles Schwab Corp./The, Series H, (10 year CMT + 3.079%) (B), 4%, 12/1/30	175,000	171,789
Credit Suisse Group AG, (5 year CMT + 3.554%) (A) (B) (D), 4.5%, 9/3/30	100,000	93,250
Empower Finance L.P. (A), 3.075%, 9/17/51	75,000	69,762
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	129,971
Goldman Sachs BDC Inc., 2.875%, 1/15/26	100,000	101,030
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	250,000	268,188
Healthpeak Properties Inc., 3.25%, 7/15/26	200,000	215,966
Host Hotels & Resorts L.P., Series I, 3.5%, 9/15/30	100,000	100,054
Huntington Bancshares Inc., 2.55%, 2/4/30	150,000	150,276
Iron Mountain Inc. (A), 4.5%, 2/15/31	100,000	98,860
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (B), 4%, 4/1/25	350,000	346,588
JPMorgan Chase & Co., (SOFR + 0.695%) (B), 1.04%, 2/4/27	250,000	243,706
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	123,377
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	50,000	50,364
Markel Corp., (5 year CMT + 5.662%) (B), 6%, 6/1/25	125,000	135,938
Mitsubishi UFJ Financial Group Inc. (D), 3.195%, 7/18/29	150,000	157,321
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	222,292
Morgan Stanley, MTN, (SOFR + 1.020%) (B), 1.928%, 4/28/32	500,000	469,297
Nasdaq Inc., 1.65%, 1/15/31	400,000	365,987
Omega Healthcare Investors Inc., 3.375%, 2/1/31	200,000	198,227
Prudential Financial Inc., (5 year CMT + 3.035%) (B), 3.7%, 10/1/50	125,000	126,400
Regions Financial Corp., 2.25%, 5/18/25	125,000	129,658
Standard Chartered PLC, (5 year CMT + 3.805%) (A) (B) (E), 4.75%, 1/14/31	250,000	249,125
Store Capital Corp., 4.5%, 3/15/28	200,000	220,018
Synchrony Financial, 3.7%, 8/4/26	250,000	268,752
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	96,988
Truist Bank, 2.25%, 3/11/30	50,000	48,755
Truist Financial Corp., MTN, (SOFR + 0.609%) (B), 1.267%, 3/2/27	200,000	197,894
UBS Group AG, (5 year CMT + 3.313%) (A) (B), 4.375%, 2/10/31	200,000	197,300
Wells Fargo & Co., (5 year CMT + 3.453%) (B), 3.9%, 3/15/26	150,000	151,485
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	175,000	179,282
Western Union Co./The, 2.85%, 1/10/25	200,000	209,579
		7,715,737
Health Care - 0.9%
Anthem Inc., 2.375%, 1/15/25	200,000	208,965
Cigna Corp., 4.375%, 10/15/28	50,000	56,937
Cigna Corp., 4.9%, 12/15/48	100,000	122,141
CVS Health Corp., 5.125%, 7/20/45	400,000	488,446
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	75,000	73,779
Royalty Pharma PLC (A) (D), 2.2%, 9/2/30	200,000	190,715
Royalty Pharma PLC (A) (D), 3.55%, 9/2/50	200,000	189,998
UnitedHealth Group Inc., 3.7%, 8/15/49	150,000	162,487
Viatris Inc. (A), 2.7%, 6/22/30	200,000	197,694
Zoetis Inc., 3%, 9/12/27	225,000	240,647

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

Zoetis Inc., 3%, 5/15/50	175,000	166,105
		2,097,914
Industrials - 0.8%
Boeing Co./The, 2.196%, 2/4/26	150,000	149,472
Boeing Co./The, 3.625%, 2/1/31	125,000	130,681
Boeing Co./The, 5.805%, 5/1/50	75,000	94,576
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	101,750
FedEx Corp., 3.8%, 5/15/25	125,000	137,339
Quanta Services Inc., 2.9%, 10/1/30	150,000	152,108
Textron Inc., 2.45%, 3/15/31	150,000	145,149
TransDigm Inc. (A), 6.25%, 3/15/26	100,000	105,990
Vulcan Materials Co. (E), 3.5%, 6/1/30	325,000	348,243
WRKCo Inc., 3.9%, 6/1/28	175,000	192,951
WRKCo Inc., 3%, 6/15/33	100,000	101,228
Xylem Inc., 2.25%, 1/30/31	100,000	98,044
		1,757,531
Information Technology - 0.9%
Broadcom Inc., 4.15%, 11/15/30	100,000	108,050
Broadridge Financial Solutions Inc., 2.9%, 12/1/29	300,000	306,796
Citrix Systems Inc., 4.5%, 12/1/27	85,000	96,731
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	175,000	265,643
Intel Corp., 3.734%, 12/8/47	435,000	467,192
Intuit Inc., 1.65%, 7/15/30	100,000	94,774
Lam Research Corp., 1.9%, 6/15/30	75,000	72,634
Micron Technology Inc., 2.497%, 4/24/23	175,000	181,325
Oracle Corp., 4%, 7/15/46	300,000	308,147
Oracle Corp., 3.95%, 3/25/51	200,000	205,082
		2,106,374
Materials - 0.3%
DuPont de Nemours Inc., 4.725%, 11/15/28	295,000	343,010
EI du Pont de Nemours and Co., 1.7%, 7/15/25	50,000	50,813
Nutrition & Biosciences Inc. (A), 1.832%, 10/15/27	250,000	244,299
		638,122
Utilities - 0.2%
AES Corp./The (A), 1.375%, 1/15/26	250,000	243,552
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	125,000	116,111
Interstate Power and Light Co., 3.5%, 9/30/49	150,000	147,216
		506,879
Total Corporate Notes and Bonds ( Cost $23,511,189 )		24,803,716
LONG TERM MUNICIPAL BONDS - 0.8%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,261,362
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	502,700
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	70,000	70,213
Total Long Term Municipal Bonds ( Cost $1,808,141 )		1,834,275
MORTGAGE BACKED SECURITIES - 5.4%
Fannie Mae - 3.5%
3%, 9/1/30 Pool # 890696	304,579	323,424
3%, 12/1/30 Pool # AL8924	215,779	228,021
7%, 11/1/31 Pool # 607515	17,657	20,127
3.5%, 12/1/31 Pool # MA0919	87,981	94,073
7%, 5/1/32 Pool # 644591	3,074	3,200
3.5%, 8/1/32 Pool # MA3098	92,658	99,508

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

5.5%, 10/1/33 Pool # 254904	84,954	99,091
5.5%, 11/1/33 Pool # 555880	205,505	239,446
5%, 5/1/34 Pool # 780890	279,722	325,410
7%, 7/1/34 Pool # 792636	15,884	16,570
4%, 2/1/35 Pool # MA2177	351,061	384,934
5%, 9/1/35 Pool # 820347	138,062	160,621
5%, 9/1/35 Pool # 835699	117,543	133,647
5%, 12/1/35 Pool # 850561	35,428	41,218
5.5%, 9/1/36 Pool # 831820	201,280	234,615
5.5%, 10/1/36 Pool # 901723	74,701	87,224
5.5%, 12/1/36 Pool # 903059	150,806	171,231
4%, 1/1/41 Pool # AB2080	341,945	376,920
4.5%, 7/1/41 Pool # AB3274	95,622	107,242
5.5%, 7/1/41 Pool # AL6588	370,331	433,414
4%, 9/1/41 Pool # AJ1406	174,575	191,468
4%, 10/1/41 Pool # AJ4046	319,204	356,394
3.5%, 6/1/42 Pool # AO4136	300,287	324,530
3.5%, 6/1/42 Pool # AO4134	264,274	287,230
3.5%, 8/1/42 Pool # AP2133	294,970	318,782
4%, 10/1/42 Pool # AP7363	269,026	297,799
3%, 2/1/43 Pool # AB8486	534,135	565,638
3%, 2/1/43 Pool # AL3072	473,919	503,907
3.5%, 3/1/43 Pool # AT0310	288,467	313,448
4%, 1/1/45 Pool # AS4257	76,601	84,396
4.5%, 2/1/45 Pool # MA2193	221,744	244,460
3.5%, 4/1/45 Pool # MA2229	226,240	243,399
3.5%, 11/1/45 Pool # BA4907	279,534	299,870
3.5%, 12/1/45 Pool # AS6309	61,302	66,029
4%, 7/1/48 Pool # MA3415	203,090	218,026
		7,895,312
Freddie Mac - 1.9%
4.5%, 2/1/25 Pool # J11722	37,140	39,454
4.5%, 5/1/25 Pool # J12247	32,044	33,925
8%, 6/1/30 Pool # C01005	5,787	6,870
6.5%, 1/1/32 Pool # C62333	57,792	65,366
2.5%, 10/1/34 Pool # SB8010	1	1
2.5%, 6/1/35 Pool # RC1421	267,329	278,134
3.5%, 11/1/40 Pool # G06168	138,756	149,938
2%, 3/1/41 Pool # RB5105	498,085	504,351
4.5%, 9/1/41 Pool # Q03516	255,978	287,187
4%, 10/1/41 Pool # Q04092	360,224	398,929
3%, 9/1/42 Pool # C04233	293,016	311,671
3%, 4/1/43 Pool # V80025	462,823	492,311
3%, 4/1/43 Pool # V80026	439,076	467,035
3%, 7/1/45 Pool # G08653	266,202	280,516
3.5%, 8/1/45 Pool # Q35614	386,691	416,176
3%, 10/1/46 Pool # G60722	338,954	358,372
4%, 3/1/47 Pool # Q46801	225,367	243,740
		4,333,976
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	16,974	19,851
Total Mortgage Backed Securities ( Cost $11,613,721 )		12,249,139

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Diversified Income Fund Portfolio of Investments (unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.6%
U.S. Treasury Bonds - 2.5%
6.625%, 2/15/27		1,500,000	1,969,394
3.000%, 5/15/42		1,500,000	1,671,387
2.500%, 2/15/45		750,000	763,799
2.500%, 5/15/46		500,000	508,301
2.250%, 8/15/46		500,000	483,887
3.000%, 5/15/47		200,000	223,195
1.250%, 5/15/50		60,000	45,126
			5,665,089
U.S. Treasury Notes - 5.1%
2.500%, 8/15/23		1,000,000	1,054,063
2.250%, 11/15/25		3,000,000	3,193,242
1.500%, 8/15/26		3,000,000	3,071,133
2.375%, 5/15/27		1,000,000	1,068,242
0.375%, 9/30/27		500,000	470,195
2.875%, 5/15/28		2,000,000	2,197,188
0.625%, 8/15/30		500,000	452,734
			11,506,797
Total U.S. Government and Agency Obligations ( Cost $16,850,191 )			17,171,886
		Shares
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional U.S. Government Money Market Fund, 0.04%, Premier Class (F)		4,829,690	4,829,690
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (F) (G)		605,148	605,148
Total Short-Term Investments ( Cost $5,434,838 )			5,434,838
TOTAL INVESTMENTS - 99.7% ( Cost $163,846,590 )			225,398,909
NET OTHER ASSETS AND LIABILITIES - 0.3%			720,432
TOTAL NET ASSETS - 100.0%			$226,119,341

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Floating rate or variable rate note. Rate shown is as of March 31, 2021.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.4% of total net assets.
(E)	All or a portion of these securities, with an aggregate fair value of $591,021, are on loan as part of a securities lending program. See footnote (G) and Note 4 for details on the securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.3%
Communication Services - 7.4%
Comcast Corp., Class A	176,500	$9,550,415
Verizon Communications Inc.	131,000	7,617,650
		17,168,065
Consumer Discretionary - 7.5%
Home Depot Inc./The	31,000	9,462,750
McDonald's Corp.	21,000	4,706,940
Starbucks Corp.	28,000	3,059,560
		17,229,250
Consumer Staples - 8.6%
Archer-Daniels-Midland Co.	65,000	3,705,000
Coca-Cola Co./The	43,000	2,266,530
Colgate-Palmolive Co.	29,000	2,286,070
Hershey Co./The	14,000	2,214,240
PepsiCo Inc.	42,000	5,940,900
Procter & Gamble Co./The	26,000	3,521,180
		19,933,920
Energy - 1.4%
Baker Hughes Co.	147,000	3,176,670

Financials - 20.1%
Aflac Inc.	75,000	3,838,500
BlackRock Inc.	12,500	9,424,500
CME Group Inc.	24,000	4,901,520
JPMorgan Chase & Co.	50,000	7,611,500
Northern Trust Corp.	70,500	7,410,255
Travelers Cos. Inc./The	53,500	8,046,400
US Bancorp	94,500	5,226,795
		46,459,470
Health Care - 12.2%
AmerisourceBergen Corp.	19,000	2,243,330
Amgen Inc.	15,500	3,856,555
Bristol-Myers Squibb Co.	104,000	6,565,520
Johnson & Johnson	47,000	7,724,450
Medtronic PLC	25,000	2,953,250
Merck & Co. Inc.	38,000	2,929,420
Pfizer Inc.	56,000	2,028,880
		28,301,405
Industrials - 15.5%
3M Co.	30,500	5,876,740
Caterpillar Inc.	30,000	6,956,100
Emerson Electric Co.	87,000	7,849,140
Fastenal Co.	105,000	5,279,400
Honeywell International Inc.	13,000	2,821,910
Lockheed Martin Corp.	6,500	2,401,750
Union Pacific Corp.	21,000	4,628,610
		35,813,650
Information Technology - 14.6%
Analog Devices Inc.	29,000	4,497,320
Automatic Data Processing Inc.	17,000	3,203,990
Cisco Systems Inc.	162,000	8,377,020

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Large Cap Value Fund Portfolio of Investments (unaudited)

	Paychex Inc.	48,500	4,753,970
	TE Connectivity Ltd.	37,500	4,841,625
	Texas Instruments Inc.	42,500	8,032,075
			33,706,000
	Materials - 9.1%
	Barrick Gold Corp.	168,000	3,326,400
	Franco-Nevada Corp.	28,000	3,508,120
	Linde PLC	14,000	3,921,960
	Nucor Corp.	127,000	10,194,290
			20,950,770
	Utilities - 1.9%
	Dominion Energy Inc.	58,500	4,443,660
Total Common Stocks ( Cost $167,935,580 )			227,182,860
	SHORT-TERM INVESTMENTS - 1.7%
	State Street Institutional U.S. Government Money Market Fund, 0.04%, Premier Class (A)	3,973,831	3,973,831
Total Short-Term Investments ( Cost $3,973,831 )			3,973,831
TOTAL INVESTMENTS - 100.0% ( Cost $171,909,411 )			231,156,691
NET OTHER ASSETS AND LIABILITIES - 0.0%			4,788
TOTAL NET ASSETS - 100.0%			$231,161,479

(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 97.6%
Communication Services - 11.9%
Alphabet Inc., Class C *	4,968	10,276,954
Facebook Inc., Class A *	18,934	5,576,631
Liberty Broadband Corp., Class C *	65,544	9,841,431
		25,695,016
Consumer Discretionary - 13.0%
Dollar Tree Inc. *	73,791	8,446,118
Lowe's Cos. Inc.	65,016	12,364,743
TJX Cos. Inc./The	110,049	7,279,741
		28,090,602
Financials - 22.5%
Arch Capital Group Ltd. *	152,076	5,835,156
Berkshire Hathaway Inc., Class B *	35,350	9,030,864
Brookfield Asset Management Inc., Class A	171,187	7,617,821
Marsh & McLennan Cos. Inc.	59,796	7,283,153
Progressive Corp./The	96,660	9,241,663
US Bancorp	173,493	9,595,898
		48,604,555
Health Care - 13.1%
Alcon Inc. *	94,571	6,636,993
Becton Dickinson and Co.	40,281	9,794,325
Danaher Corp.	22,663	5,100,988
Novartis AG, ADR	78,423	6,703,598
		28,235,904
Industrials - 9.6%
Copart Inc. *	50,951	5,533,788
Jacobs Engineering Group Inc.	67,616	8,740,720
PACCAR Inc.	68,742	6,387,507
		20,662,015
Information Technology - 19.1%
Accenture PLC, Class A	24,396	6,739,395
Adobe Inc. *	9,681	4,602,057
Analog Devices Inc.	49,088	7,612,567
Fiserv Inc. *	68,321	8,132,932
TE Connectivity Ltd.	50,575	6,529,738
Visa Inc., Class A	36,698	7,770,068
		41,386,757
Materials - 6.1%
Linde PLC	20,733	5,808,143
PPG Industries Inc.	48,997	7,362,289
		13,170,432
Real Estate - 2.3%
American Tower Corp.	21,177	5,062,574
Total Common Stocks ( Cost $127,909,172 )		210,907,855
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional U.S. Government Money Market Fund, 0.04%, Premier Class (A)	5,114,868	5,114,868
Total Short-Term Investments ( Cost $5,114,868 )		5,114,868
TOTAL INVESTMENTS - 100.0% ( Cost $133,024,040 )		216,022,723
NET OTHER ASSETS AND LIABILITIES - 0.0%		(10,423)
TOTAL NET ASSETS - 100.0%		$216,012,300

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Large Cap Growth Fund Portfolio of Investments (unaudited)

*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 94.4%
Communication Service - 5.9%
Liberty Broadband Corp., Class C *	68,287	$10,253,293

Consumer Discretionary - 12.5%
CarMax Inc. *	57,323	7,604,469
Dollar Tree Inc. *	75,472	8,638,525
Ross Stores Inc.	45,379	5,441,396
		21,684,390
Consumer Staples - 1.1%
Brown-Forman Corp., Class B	27,420	1,891,157

Financials - 28.8%
Capital Markets - 4.6%
Brookfield Asset Management Inc., Class A	107,608	4,788,556
Moelis & Co., Class A	58,170	3,192,370
		7,980,926
Commercial Banks - 2.1%
Glacier Bancorp Inc.	63,950	3,650,266

Diversified Financial Services - 1.0%
Cannae Holdings Inc. *	43,907	1,739,595

Insurance - 21.1%
Arch Capital Group Ltd. *	215,836	8,281,627
Brown & Brown Inc.	132,356	6,049,993
Kemper Corp.	40,561	3,233,523
Markel Corp. *	6,887	7,848,563
Progressive Corp./The	70,527	6,743,087
WR Berkley Corp.	58,441	4,403,529
		36,560,322
		49,931,109
Health Care - 4.3%
Laboratory Corp. of America Holdings *	28,904	7,371,387

Industrials - 22.7%
Armstrong World Industries Inc.	40,392	3,638,915
Carlisle Cos. Inc.	40,121	6,603,114
Clarivate PLC *	177,446	4,682,800
Copart Inc. *	50,550	5,490,236
Dun & Bradstreet Holdings Inc. *	229,214	5,457,585
Expeditors International of Washington Inc.	33,297	3,585,754
Fastenal Co.	60,318	3,032,789
IHS Markit Ltd.	70,548	6,827,636
		39,318,829

Information Technology - 17.5%
Amphenol Corp., Class A	75,697	4,993,731
Arista Networks Inc. *	19,598	5,916,440
CDW Corp.	36,405	6,034,129
Gartner Inc. *	46,145	8,423,770

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Mid Cap Fund Portfolio of Investments (unaudited)

Vontier Corp. *		164,346	4,974,753
			30,342,823
Materials - 1.6%
NewMarket Corp.		7,129	2,710,161
Total Common Stocks ( Cost $82,264,034 )			163,503,149
SHORT-TERM INVESTMENTS - 4.1%
State Street Institutional U.S. Government Money Market Fund, 0.04%, Premier Class (A)		7,049,103	7,049,103
Total Short-Term Investments ( Cost $7,049,103 )			7,049,103
TOTAL INVESTMENTS - 98.5% ( Cost $89,313,137 )			170,552,252
NET OTHER ASSETS AND LIABILITIES - 1.5%			2,628,576
TOTAL NET ASSETS - 100.0%			$173,180,828

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 97.1%
Australia - 4.6%
CSL Ltd.	1,643	330,268
Macquarie Group Ltd.	3,577	415,225
Treasury Wine Estates Ltd.	70,682	555,655
		1,301,148
Brazil - 2.6%
Itau Unibanco Holding S.A., ADR	61,773	306,394
Pagseguro Digital Ltd., Class A *	9,510	440,313
		746,707
Canada - 5.5%
Cameco Corp.	26,447	439,285
Canadian Pacific Railway Ltd.	1,143	433,528
Manulife Financial Corp. (A)	31,885	685,528
		1,558,341
China - 9.4%
Alibaba Group Holding Ltd., ADR *	3,279	743,448
Ping An Insurance Group Co. of China Ltd., Class H	60,521	720,497
TAL Education Group, ADR *	6,060	326,331
Tencent Holdings Ltd.	11,200	878,816
		2,669,092
Denmark - 2.0%
Chr Hansen Holding A/S *	3,076	279,511
Genmab A/S *	925	304,335
		583,846
France - 6.7%
Air Liquide S.A.	2,482	405,452
EssilorLuxottica S.A.	1,880	306,119
Hermes International	268	296,684
Iliad S.A.	2,677	508,884
LVMH Moet Hennessy Louis Vuitton SE	583	388,401
		1,905,540
Germany - 8.2%
adidas AG *	1,249	389,904
Bayer AG	5,359	339,112
KION Group AG	4,433	437,720
SAP SE, ADR	2,252	276,523
Siemens AG	3,731	612,548
Symrise AG	2,345	284,348
		2,340,155
Hong Kong - 1.5%
AIA Group Ltd.	36,220	439,349

India - 6.3%
HDFC Bank Ltd., ADR *	9,043	702,551
Infosys Ltd., ADR	17,189	321,778
Larsen & Toubro Ltd., GDR	39,777	765,309
		1,789,638
Ireland - 2.5%
Kerry Group PLC, Class A	2,556	319,825
Ryanair Holdings PLC, ADR *	3,439	395,485
		715,310

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

International Stock Fund Portfolio of Investments (unaudited)

Israel - 1.1%
CyberArk Software Ltd. *	2,342	302,914

Japan - 12.6%
CyberAgent Inc.	16,800	302,392
Disco Corp.	900	282,456
Keyence Corp.	600	272,405
Murata Manufacturing Co. Ltd.	3,600	287,480
Nidec Corp.	2,400	291,208
Seven & I Holdings Co. Ltd.	11,700	471,593
Shiseido Co. Ltd.	4,200	281,530
Sony Corp.	5,100	534,066
Toray Industries Inc.	67,200	432,423
Toyota Motor Corp. (A)	5,600	435,761
		3,591,314
Mexico - 4.5%
Grupo Mexico S.A.B. de C.V., Series B	142,363	750,419
Wal-Mart de Mexico S.A.B. de C.V., ADR (A)	16,651	526,505
		1,276,924
Netherlands - 6.5%
Airbus SE *	4,972	562,892
ASML Holding N.V.	1,185	731,572
NXP Semiconductors N.V.	2,827	569,188
		1,863,652
Singapore - 1.2%
DBS Group Holdings Ltd.	15,700	336,012

South Korea - 1.1%
LG Household & Health Care Ltd.	223	309,353

Spain - 1.2%
Grifols S.A.	12,925	338,459

Sweden - 2.4%
Telefonaktiebolaget LM Ericsson, Class B	52,766	698,133

Switzerland - 6.0%
Credit Suisse Group AG	58,255	610,317
Nestle S.A.	2,620	292,007
Novartis AG	5,602	478,732
Partners Group Holding AG	258	329,478
		1,710,534
Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,448	526,109

United Kingdom - 9.4%
AstraZeneca PLC	6,818	681,166
Diageo PLC	8,440	347,840
London Stock Exchange Group PLC	3,281	313,909
Prudential PLC	40,338	856,671
Royal Dutch Shell PLC, Class B	25,436	468,132
		2,667,718

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

International Stock Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $28,003,616 )			27,670,248
EXCHANGE TRADED FUNDS - 1.7%
United States - 1.7%
iShares MSCI ACWI ex U.S. ETF (A)		9,080	501,034
Total Exchange Traded Funds ( Cost $507,501 )			501,034
Short-Term Investments - 4.2%
United States - 4.2%
State Street Institutional U.S. Government Money Market Fund, 0.04%, Premier Class (B)		219,944	219,944
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (B) (C)		969,700	969,700
			1,189,644
Total Short-Term Investments ( Cost $1,189,644 )			1,189,644
TOTAL INVESTMENTS - 103.0% ( Cost $29,700,761 )			29,360,926
NET OTHER ASSETS AND LIABILITIES - (3.0%)			(855,639)
TOTAL NET ASSETS - 100.0%			$28,505,287

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $1,302,294, are on loan as part of a securities lending program. See footnote (C) and Note 4 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

OTHER INFORMATION: Sector Allocation	% of Net Asset
Collateral for Securities on Loan	3.4%
Communication Services	2.9%
Consumer Discretionary	12.1%
Consumer Staples	10.8%
Energy	3.3%
Financials	20.1%
Health Care	8.7%
Industrials	12.2%
Information Technology	19.5%
Investment Companies	1.7%
Materials	7.5%
Short-Term Investments	0.8%
Net Other Assets and Liabilities	(3.0)%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 95.1%
Alternative Funds - 4.0%
Invesco Optimum Yield Diversified Commodity Strategy		72,654	$1,252,192

Bond Funds - 71.1%
iShares MBS ETF (A)		119,889	12,998,365
Schwab Intermediate-Term U.S. Treasury ETF		72,999	4,117,874
Vanguard Extended Duration Treasury ETF		32,853	4,123,380
Vanguard Short-Term Corporate Bond ETF		15,347	1,266,128
			22,505,747
Foreign Stock Funds - 6.5%
Franklin FTSE United Kingdom ETF		6,350	151,701
iShares Global Energy ETF		6,368	156,971
iShares MSCI Emerging Markets Asia ETF		3,485	316,194
iShares MSCI Emerging Markets Min Vol Factor ETF		10,075	636,337
iShares MSCI Japan Small-Cap ETF		1,907	155,478
iShares MSCI Switzerland ETF		3,600	159,156
JPMorgan BetaBuilders Japan ETF		11,077	315,473
SPDR S&P China ETF		1,212	158,724
			2,050,034
Stock Funds - 13.5%
Distillate U.S. Fundamental Stability & Value ETF		15,997	632,841
Global X US Infrastructure Development ETF		6,427	161,061
iShares MSCI Global Metals & Mining Producers ETF		3,803	160,220
iShares Nasdaq Biotechnology ETF		4,215	634,610
VanEck Vectors Gold Miners ETF		19,801	643,532
Vanguard Dividend Appreciation ETF		4,283	629,944
Vanguard Financials ETF		5,528	467,116
Vanguard Information Technology ETF		2,638	945,697
			4,275,021
TOTAL INVESTMENTS - 95.1% ( Cost $29,102,359 )			30,082,994
NET OTHER ASSETS AND LIABILITIES - 4.9%			1,562,269
TOTAL NET ASSETS - 100.0%			$31,645,263

(A)	Greater than 25% of the portfolio. For more information refer the website https://www.ishares.com/us/products/239465/ishares-mbs-etf.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 95.0%
Alternative Funds - 6.0%
Invesco Optimum Yield Diversified Commodity Strategy		245,095	4,224,212

Bond Funds - 43.1%
iShares MBS ETF		142,552	15,455,488
Schwab Intermediate-Term U.S. Treasury ETF		112,093	6,323,166
Vanguard Extended Duration Treasury ETF		50,643	6,356,203
Vanguard Short-Term Corporate Bond ETF		25,500	2,103,750
			30,238,607
Foreign Stock Funds - 16.0%
Franklin FTSE United Kingdom ETF		29,344	701,028
iShares Global Energy ETF		28,452	701,342
iShares MSCI Emerging Markets Asia ETF		23,198	2,104,755
iShares MSCI Emerging Markets Min Vol Factor ETF		44,415	2,805,251
iShares MSCI Japan Small-Cap ETF		8,595	700,750
iShares MSCI Switzerland ETF		15,819	699,358
JPMorgan BetaBuilders Japan ETF		73,722	2,099,603
SPDR S&P China ETF		10,725	1,404,546
			11,216,633
Stock Funds - 29.9%
Distillate U.S. Fundamental Stability & Value ETF		123,658	4,891,910
Global X US Infrastructure Development ETF		28,012	701,981
iShares MSCI Global Metals & Mining Producers ETF		16,703	703,697
iShares Nasdaq Biotechnology ETF		18,651	2,808,095
VanEck Vectors Gold Miners ETF		129,007	4,192,727
Vanguard Dividend Appreciation ETF		9,513	1,399,172
Vanguard Financials ETF		16,492	1,393,574
Vanguard Information Technology ETF		13,677	4,903,068
			20,994,224
TOTAL INVESTMENTS - 95.0% ( Cost $61,189,283 )			66,673,676
NET OTHER ASSETS AND LIABILITIES - 5.0%			3,529,475
TOTAL NET ASSETS - 100.0%			$70,203,151

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 95.0%
Alternative Funds - 7.0%
Invesco Optimum Yield Diversified Commodity Strategy		169,484	$2,921,057

Bond Funds - 31.1%
iShares MBS ETF		50,102	5,432,059
Schwab Intermediate-Term U.S. Treasury ETF		66,671	3,760,911
Vanguard Extended Duration Treasury ETF		23,428	2,940,448
Vanguard Short-Term Corporate Bond ETF		10,094	832,755
			12,966,173
Foreign Stock Funds - 20.5%
Franklin FTSE United Kingdom ETF		26,005	621,259
iShares Global Energy ETF		25,384	625,716
iShares MSCI Emerging Markets Asia ETF		18,367	1,666,438
iShares MSCI Emerging Markets Min Vol Factor ETF		33,021	2,085,606
iShares MSCI Japan Small-Cap ETF		7,668	625,172
iShares MSCI Switzerland ETF		9,409	415,972
JPMorgan BetaBuilders Japan ETF		58,464	1,665,055
SPDR S&P China ETF		6,375	834,870
			8,540,088
Stock Funds - 36.4%
Distillate U.S. Fundamental Stability & Value ETF		84,171	3,329,805
Global X US Infrastructure Development ETF		32,989	826,704
iShares MSCI Global Metals & Mining Producers ETF		19,671	828,739
iShares Nasdaq Biotechnology ETF		13,866	2,087,665
VanEck Vectors Gold Miners ETF		90,470	2,940,275
Vanguard Dividend Appreciation ETF		5,649	830,855
Vanguard Financials ETF		12,241	1,034,364
Vanguard Information Technology ETF		9,297	3,332,882
			15,211,289
TOTAL INVESTMENTS - 95.0% ( Cost $35,617,089 )			39,638,607
NET OTHER ASSETS AND LIABILITIES - 5.0%			2,107,519
TOTAL NET ASSETS - 100.0%			$41,746,126

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 95.2%
Alternative Funds - 8.0%
Invesco Optimum Yield Diversified Commodity Strategy		143,583	$2,474,653

Bond Funds - 21.1%
iShares MBS ETF		14,306	1,551,057
Schwab Intermediate-Term U.S. Treasury ETF		49,498	2,792,182
Vanguard Extended Duration Treasury ETF		14,909	1,871,229
Vanguard Short-Term Corporate Bond ETF		3,731	307,807
			6,522,275
Foreign Stock Funds - 25.0%
Franklin FTSE United Kingdom ETF		25,656	612,922
iShares Global Energy ETF		24,836	612,207
iShares MSCI Emerging Markets Asia ETF		17,019	1,544,134
iShares MSCI Emerging Markets Min Vol Factor ETF		29,471	1,861,388
iShares MSCI Japan Small-Cap ETF		7,515	612,698
iShares MSCI Switzerland ETF		6,985	308,807
JPMorgan BetaBuilders Japan ETF		54,257	1,545,239
SPDR S&P China ETF		4,760	623,370
			7,720,765
Stock Funds - 41.1%
Distillate U.S. Fundamental Stability & Value ETF		70,194	2,776,875
Global X US Infrastructure Development ETF		24,615	616,852
iShares MSCI Global Metals & Mining Producers ETF		14,678	618,384
iShares Nasdaq Biotechnology ETF		12,354	1,860,018
VanEck Vectors Gold Miners ETF		77,231	2,510,007
Vanguard Dividend Appreciation ETF		4,187	615,824
Vanguard Financials ETF		10,886	919,867
Vanguard Information Technology ETF		7,765	2,783,675
			12,701,502
TOTAL INVESTMENTS - 95.2% ( Cost $26,220,047 )			29,419,195
NET OTHER ASSETS AND LIABILITIES - 4.8%			1,490,594
TOTAL NET ASSETS - 100.0%			$30,909,789

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2021

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser's Pricing Committee (the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.
A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

Ultra Series Fund | March 31, 2021

Notes to Portfolio of Investments (unaudited)

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.
2. Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At March 31, 2021, there were no illiquid securities held in the funds.
3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended March 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31, 2021, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of March 31, 2021, in valuing the funds' investments carried at fair value:

Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/21
Conservative Allocation
Investment Companies	$154,529,413	$—	$—	$154,529,413
Short-Term Investments	4,824,301	—	—	4,824,301
	159,353,714	—	—	159,353,714

Moderate Allocation
Investment Companies	171,076,682	—	—	171,076,682
Short-Term Investments	12,937,006	—	—	12,937,006
	184,013,688	—	—	184,013,688

Ultra Series Fund | March 31, 2021

Notes to Portfolio of Investments (unaudited)

Aggressive Allocation
Investment Companies	53,080,251	—	—	53,080,251
Short-Term Investments	5,855,176	—	—	5,855,176
	58,935,427	—	—	58,935,427

Core Bond
Asset Backed Securities	—	4,208,968	—	4,208,968
Collateralized Mortgage Obligations	—	4,769,771	—	4,769,771
Commercial Mortgage-Backed Securities	—	2,029,101	—	2,029,101
Corporate Notes and Bonds	—	47,076,743	—	47,076,743
Long Term Municipal Bonds	—	2,637,415	—	2,637,415
Mortgage Backed Securities	—	21,975,556	—	21,975,556
U.S. Government and Agency Obligations	—	22,136,579	—	22,136,579
Short-Term Investments	3,773,444	—	—	3,773,444
	3,773,444	104,834,133	—	108,607,577

High Income
Corporate Notes and Bonds	—	15,658,324	—	15,658,324
Foreign Corporate Bonds	—	185,990	—	185,990
Exchange Traded Funds	514,362	—	—	514,362
Short-Term Investments	1,285,457	—	—	1,285,457
	1,799,819	15,844,314	—	17,644,133

Diversified Income
Common Stocks	157,394,751	—	—	157,394,751
Asset Backed Securities	—	2,530,344	—	2,530,344
Collateralized Mortgage Obligations	—	3,132,584	—	3,132,584
Commercial Mortgage-Backed Securities	—	847,376	—	847,376
Corporate Notes and Bonds	—	24,803,716	—	24,803,716
Long Term Municipal Bonds	—	1,834,275	—	1,834,275
Mortgage Backed Securities	—	12,249,139	—	12,249,139
U.S. Government and Agency Obligations	—	17,171,886	—	17,171,886
Short-Term Investments	5,434,838	—	—	5,434,838
	162,829,589	62,569,320	—	225,398,909

Large Cap Value
Common Stocks	227,182,860	—	—	227,182,860
Short-Term Investments	3,973,831	—	—	3,973,831
	231,156,691	—	—	231,156,691

Large Cap Growth
Common Stocks	210,907,855	—	—	210,907,855
Short-Term Investments	5,114,868	—	—	5,114,868
	216,022,723	—	—	216,022,723

Ultra Series Fund | March 31, 2021

Notes to Portfolio of Investments (unaudited)

Mid Cap
Common Stocks	163,503,149	—	—	163,503,149
Short-Term Investments	7,049,103	—	—	7,049,103
	170,552,252	—	—	170,552,252

International Stock
Common Stocks
Australia	—	1,301,148	—	1,301,148
Brazil	746,707	—	—	746,707
Canada	1,558,341	—	—	1,558,341
China	1,069,779	1,599,313	—	2,669,092
Denmark	—	583,846	—	583,846
France	—	1,905,540	—	1,905,540
Germany	276,523	2,063,632	—	2,340,155
Hong Kong	—	439,349	—	439,349
India	1,789,638	—	—	1,789,638
Ireland	395,485	319,825	—	715,310
Israel	302,914	—	—	302,914
Japan	—	3,591,314	—	3,591,314
Mexico	526,505	750,419	—	1,276,924
Netherlands	1,300,760	562,892	—	1,863,652
Singapore	—	336,012	—	336,012
South Korea	—	309,353	—	309,353
Spain	—	338,459	—	338,459
Sweden	—	698,133	—	698,133
Switzerland	—	1,710,534	—	1,710,534
Taiwan	526,109	—	—	526,109
United Kingdom	—	2,667,718	—	2,667,718
Exchange Traded Funds	501,034	—	—	501,034
Short-Term Investments	1,189,644	—	—	1,189,644
	10,183,439	19,177,487	—	29,360,926

Madison Target Retirement 2020 Fund	30,082,994	—	—	30,082,994

Madison Target Retirement 2030 Fund	66,673,676	—	—	66,673,676

Madison Target Retirement 2040 Fund	39,638,607	—	—	39,638,607

Madison Target Retirement 2050 Fund	29,419,195	—	—	29,419,195
1See respective portfolio of investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Conservative, Moderate and Aggressive Allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
4. SECURITIES LENDING
The Board of Trustees has authorized the funds, other than the USF Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to the Trust's securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of

Ultra Series Fund | March 31, 2021

Notes to Portfolio of Investments (unaudited)

the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% and 105% for non-domestic security of the total loaned portfolio for each broker/borrower. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.
As of March 31, 2021, the aggregate fair value of securities on loan for the Trust was $40,631,456. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

	Fair Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$ 16,986,476	$ 3,034,703	$ 14,591,895
Moderate Allocation	12,582,228	8,308,368	4,626,962
Aggressive Allocation	6,760,477	3,902,452	3,016,686
Core Bond	988,683	1,012,463	—
High Income	1,420,277	1,285,457	159,551
Diversified Income	591,021	605,148	—
International Stock	1,302,294	969,700	377,045

* Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.
5. Federal Income Tax Information: At March 31, 2021, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$ 10,991,838	$ 1,990,844	$ 9,000,994
Moderate Allocation	25,895,786	1,553,953	24,341,833
Aggressive Allocation	10,278,065	327,505	9,950,560
Core Bond	5,974,855	1,129,480	4,845,375
High Income	605,099	150,055	455,044
Diversified Income	62,619,176	1,066,857	61,552,319
Large Cap Value	59,838,673	591,393	59,247,280
Large Cap Growth	83,873,442	874,759	82,998,683
Mid Cap	81,585,164	346,049	81,239,115
International Stock	1,271,689	1,611,524	(339,835)
Madison Target Retirement 2020	1,030,424	49,789	980,635
Madison Target Retirement 2030	5,693,606	209,213	5,484,393
Madison Target Retirement 2040	4,105,729	84,211	4,021,518
Madison Target Retirement 2050	3,254,342	55,194	3,199,148
6. Concentration of Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Ultra Series Fund | March 31, 2021

Notes to Portfolio of Investments (unaudited)

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.
The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.
The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.
Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.
The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.
In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.
7. Impacts of COVID-19: The global outbreak of COVID-19 has disrupted financial markets and the prolonged economic impact is uncertain. The performance of the funds’ investments depends on future developments, including the duration and spread of the outbreak and the creation, distribution and efficacy of a vaccine. Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of each of the fund’s investments.